UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1. Reports to Stockholders.

April 30, 2017

Semi Annual Report

Victory Institutional Diversified Stock Fund

vcm.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

Victory Institutional
Funds

Table of Contents

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information
Trustee and Officer Information	15
Proxy Voting and Form N-Q Information	18
Expense Examples	18
Portfolio Holdings	19
Advisory Contract Approval	20

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 866-689-6999. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

866-689-6999

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Institutional Funds Victory Institutional Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (91.4%)
Consumer Discretionary (5.8%):
Advance Auto Parts, Inc.	11,400	$1,621
Amazon.com, Inc. (a)	1,700	1,572
DISH Network Corp. (a)	18,800	1,211
Dollar Tree, Inc. (a)	12,100	1,002
		5,406
Consumer Staples (5.4%):
CVS Health Corp.	10,700	881
Philip Morris International, Inc.	13,800	1,530
Pinnacle Foods, Inc.	15,700	913
The Coca-Cola Co.	20,020	864
The Kroger Co.	29,000	860
		5,048
Energy (4.1%):
Hess Corp.	19,400	947
Occidental Petroleum Corp.	25,680	1,581
Schlumberger Ltd.	16,970	1,232
		3,760
Financials (16.9%):
Ally Financial, Inc.	50,600	1,002
Chubb Ltd.	11,300	1,551
Huntington Bancshares, Inc.	112,600	1,448
Morgan Stanley	42,800	1,856
The Bank of New York Mellon Corp.	47,320	2,227
The Progressive Corp.	33,680	1,338
U.S. Bancorp	53,200	2,728
Wells Fargo & Co.	65,000	3,499
		15,649
Health Care (16.5%):
Allergan PLC	8,400	2,048
Baxter International, Inc.	23,280	1,296
Bayer AG, ADR (a)	19,400	2,414
Celgene Corp. (a)	10,690	1,326
Danaher Corp.	17,820	1,485
Dentsply Sirona, Inc.	14,000	885
Eli Lilly & Co.	12,400	1,018
McKesson Corp.	5,800	802
Medtronic PLC	24,830	2,064
Pfizer, Inc.	58,310	1,978
		15,316

See notes to financial statements.

Victory Institutional Funds Victory Institutional Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.3%):
Deere & Co.	6,000	$670
Fastenal Co.	32,200	1,439
Flowserve Corp.	28,000	1,424
Fortive Corp.	15,910	1,006
General Dynamics Corp.	15,000	2,907
General Electric Co.	69,890	2,026
Johnson Controls International PLC	23,188	964
		10,436
Information Technology (20.5%):
Alphabet, Inc., Class C (a)	3,858	3,495
Apple, Inc.	15,050	2,162
Cisco Systems, Inc.	63,820	2,174
Cognizant Technology Solutions Corp., Class A (a)	28,600	1,722
Harris Corp.	11,500	1,287
HP, Inc.	63,800	1,201
Microsoft Corp.	47,300	3,238
PayPal Holdings, Inc. (a)	31,000	1,479
Visa, Inc., Class A	18,260	1,666
Xilinx, Inc.	10,400	656
		19,080
Materials (6.7%):
Potash Corp. of Saskatchewan, Inc.	112,670	1,902
PPG Industries, Inc.	18,400	2,021
Praxair, Inc.	18,200	2,275
		6,198
Real Estate (4.2%):
American Tower Corp.	8,800	1,108
CBRE Group, Inc., Class A (a)	50,400	1,805
Simon Property Group, Inc.	5,700	942
		3,855
Total Common Stocks (Cost $68,706)		84,748
Total Investments (Cost $68,706) — 91.4%		84,748
Other assets in excess of liabilities — 8.6%		8,000
NET ASSETS — 100.00%		$92,748

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Institutional Funds	Statement of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Victory Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $68,706)	$84,748
Cash and cash equivalents	7,998
Interest and dividends receivable	66
Receivable for capital shares issued	7
Prepaid expenses	26
Total Assets	92,845
LIABILITIES:
Payable for capital shares redeemed	10
Accrued expenses and other payables:
Investment advisory fees	37
Administration fees	2
Custodian fees	3
Transfer agent fees	13
Chief Compliance Officer fees	1
Trustees' fees	5
Other accrued expenses	26
Total Liabilities	97
NET ASSETS:
Capital	72,736
Accumulated undistributed net investment income	61
Accumulated net realized gains from investments	3,909
Net unrealized appreciation on investments	16,042
Net Assets	$92,748
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	8,727
Net Asset Value, offering price & redemption price per share: (a)	$10.63

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Victory Institutional Funds	Statement of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

Victory Institutional Diversified Stock Fund
Investment Income:
Dividend income	$831
Securities lending income	1
Foreign tax withholding	(3)
Total Income	829
Expenses:
Investment advisory fees	223
Administration fees	13
Custodian fees	3
Transfer agent fees	10
Trustees' fees	8
Chief Compliance Officer fees	1
Legal and audit fees	16
State registration and filing fees	19
Other expenses	58
Total Expenses	351
Net Investment Income	478
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	4,640
Net change in unrealized appreciation/depreciation on investments	4,128
Net realized/unrealized gains on investments	8,768
Change in net assets resulting from operations	$9,246

See notes to financial statements.

Victory Institutional Funds	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Institutional Diversified Stock Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From Investment Activities:
Operations:
Net investment income	$478	$2,494
Net realized gains from investment transactions	4,640	25,370
Net change in unrealized appreciation/depreciation on investments	4,128	(41,604)
Change in net assets resulting from operations	9,246	(13,740)
Distributions to Shareholders:
From net investment income:	(393)	(1,953)
From net realized gains:	(4,449)	(53,417)
Change in net assets resulting from distributions to shareholders	(4,842)	(55,370)
Change in net assets resulting from capital transactions	(868)	(264,421)
Change in net assets	3,536	(333,531)
Net Assets:
Beginning of period	89,212	422,743
End of period	$92,748	$89,212
Accumulated undistributed (distributions in excess of) net investment income	$61	$(24)
Capital Transactions:
Proceeds from shares issued	$9,603	$40,427
Distributions reinvested	4,824	55,325
Cost of shares redeemed	(15,295)	(360,173)
Change in net assets resulting from capital transactions	$(868)	$(264,421)
Share Transactions:
Issued	928	3,916
Reinvested	480	5,294
Redeemed	(1,460)	(34,706)
Change in Shares	(52)	(25,496)

See notes to financial statements.

Victory Institutional Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Institutional Diversified Stock Fund
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$12.33	$13.34	$14.74	$11.37	$10.08
Investment Activities:
Net investment income	0.06	(a)	0.15 (a)	0.15	0.18	0.21	0.15
Net realized and unrealized gains(losses) on investments	0.99		(0.60)	0.50	1.47	3.36	1.29
Total from Investment Activities	1.05		(0.45)	0.65	1.65	3.57	1.44
Distributions:
Net investment income	(0.05)		(0.13)	(0.16)	(0.19)	(0.20)	(0.15)
Net realized gains from investments	(0.53)		(1.59)	(1.50)	(2.86)	—	—
Total Distributions	(0.58)		(1.72)	(1.66)	(3.05)	(0.20)	(0.15)
Net Asset Value, End of Period	$10.63		$10.16	$12.33	$13.34	$14.74	$11.37
Total Return (b)	10.66	%(c)	(3.89)%	4.87%	12.62%	31.68%	14.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$92,748		$89,212	$422,743	$522,725	$469,104	$612,338
Ratio of net expenses to average net assets (d)	0.79%		0.68%	0.60%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets (d)	1.07%		1.42%	1.16%	1.40%	1.56%	1.34%
Portfolio turnover (b) (e)	27%		68%	73%	79%	91%	94%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.60%.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Institutional Funds	Notes to Financial Statements April 30, 2017

  (Unaudited)

1.  Organization:

Victory Institutional Funds (the "Trust") was organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of one fund and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The accompanying financial statements are those of the Victory Institutional Diversified Stock Fund (the "Fund"), which seeks to provide long-term growth of capital. The Fund is authorized to issue one class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board").

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended April 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	Total
Common Stocks	$84,748	$84,748

There were no transfers between Level 1 and Level 2 as of April 30, 2017.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of April 30, 2017, the Fund had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2017 were as follows for the Fund (in thousands):

Purchases	Sales
$23,366	$31,940

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.03% of the first $100 million in average daily net assets of the Trust and 0.02% of the average daily net assets over $100 million of the Trust, subject to an annual minimum fee of $25 thousand per year for providing administration services. VCM also receives $25 thousand per year for providing fund accounting services.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly SunGard Investor Services LLC) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

EJV Financial Services LLC serves as the Trust's Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds (collectively, the "Victory Trusts") pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended April 30, 2017, Citibank earned approximately $74 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended April 30, 2017.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2017.

The tax character of distributions paid during the most recent tax year ended October 31, 2016 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$6,899	$48,471	$55,370

Victory Institutional Funds	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

As of the most recent tax year ended October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$—	$4,449	$4,449	$—	$—	$11,180	$15,629

*Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Funds' next taxable year.

**The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended October 31, 2016, the Fund did not utilize any capital loss carryforwards.

At April 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$69,393	$17,175	$(1,820)	$15,355

8.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

Victory Institutional Funds	Supplemental Information April 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, nine portfolios in Victory Variable Insurance Funds, 47 portfolios in Victory Portfolios and 16 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Institutional Funds, 4900 Tiedeman Road, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2003	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011 to November 2011).
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011 to July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007 to July 2016).	TriLinc Global Impact Fund, LLC (2012-Present.)
Leigh A. Wilson, 72	Chair and Trustee	August 2003	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	July 2008

Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011), and Chairman and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 866-689-6999.

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016)
Edward J. Veilleux, 73	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	August 2003	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-689-6999. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Net Expense Ratio During Period 11/1/16-4/30/17
Institutional Diversified Stock	$1,000.00	$1,106.60	$4.13	0.79%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Expense Ratio During Period 11/1/16-4/30/17
Institutional Diversified Stock	$1,000.00	$1,020.88	$3.96	0.79%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Portfolio Holdings

(As a Percentage of Total Investments)

Victory Institutional Diversified Stock Fund

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to the Adviser by the Fund for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of the Fund. In addition, the Board compared the Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fee with a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by Fuse from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of the Fund's peer group. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts and the differences in the services provided to those other accounts. The Trustees also noted that because of the small size of the Fund, there were no breakpoints in the advisory fee schedule for the Fund.

The Board reviewed the Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the Fund's performance and the performance of peer funds are net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and each Trustee attributed different weights to various factors.

Victory Institutional Funds	Supplemental Information — continued April 30, 2017

  (Unaudited)

The Board considered that the Fund's gross annual management fee of 0.528% was less than the median gross management fee of 0.715% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.600% was less than the median expense ratio of 0.805% for the peer group. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and the benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed with management the performance of the Fund and the long term plans for the management team.

Approval of the Agreement on Behalf of the Fund

Having concluded, among other things, that (1) the Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio though higher than that of the peer group, was reasonable; and (3) management was addressing the Trustees' concerns about the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders with respect to the Fund.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Institutional Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-689-6999

VF-IDS-SEMI  (4/17)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)    Not applicable.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)      File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable — only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	June 28, 2017

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 28, 2017